UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21339

Morgan Stanley Institutional Liquidity Funds
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

John H. Gernon 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-0289

Date of fiscal year end:	October 31,

Date of reporting period:	January 31, 2017

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Money Market Portfolio

Portfolio of Investments

First Quarter Report

January 31, 2017 (unaudited)

	Face Amount (000)	Value (000)
Certificates of Deposit (11.9%)
Domestic Bank (1.4%)
Citibank NA
1.25%, 6/12/17	$5,000	$5,001

International Banks (10.5%)
Bank of Montreal
1.08%, 4/4/17	8,000	8,005
DZ Bank AG
1.20%, 4/24/17	3,000	3,001
Oversea-Chinese Banking Corp.
1.10%, 4/10/17	15,000	15,006
Toronto Dominion Bank,
1.08%, 4/10/17	5,000	5,003
1.24%, 6/16/17	1,700	1,701
1.27%, 6/1/17	5,000	5,004
		37,720
Total Certificates of Deposit (Cost $42,701)		42,721

Commercial Paper (a) (14.8%)
International Banks (14.8%)
BPCE SA
1.20%, 5/4/17	5,000	4,987
Commonwealth Bank of Australia
1.11%, 4/18/17	3,000	2,995
DBS Bank Ltd.,
1.05%, 4/5/17 (b)	10,000	9,986
1.10%, 4/11/17	6,500	6,490
Erste Abwicklungsanstalt,
1.13%, 5/26/17	5,000	4,984
1.14%, 4/24/17 (b)	3,000	2,994
KFW
0.98%, 3/24/17	5,000	4,995
Suncorp-Metway Ltd.,
1.26%, 6/13/17 (b)	2,000	1,990
1.36%, 7/18/17	2,000	1,987
1.37%, 7/19/17 – 7/24/17	5,000	4,967
United Overseas Bank Ltd.
1.05%, 4/6/17	7,000	6,990
Total Commercial Paper (Cost $53,346)		53,365

Floating Rate Notes (19.4%)
Domestic Bank (0.5%)
JP Morgan Securities LLC
1.23%, 11/1/17 (b)	2,000	2,000

International Banks (18.9%)
ANZ New Zealand International Ltd.
1.21%, 7/14/17 (b)	5,000	5,002
ASB Finance Ltd. London
1.21%, 7/17/17 (b)	5,000	5,001
Canadian Imperial Bank of Commerce
1.34%, 3/14/17	10,000	10,006
Credit Suisse AG
1.47%, 7/10/17	3,000	3,001

DZ Bank AG
1.16%, 7/11/17 (b)	5,000	5,001
Mizuho Bank Ltd.
1.38%, 7/13/17	2,000	2,000
National Australia Bank Ltd.
1.15%, 9/5/17 (b)	2,000	1,999
Nordea Bank Finland PLC
1.44%, 4/21/17	5,000	5,006
Rabobank Nederland NY
1.23%, 2/28/17	10,000	10,004
Royal Bank of Canada,
1.15%, 6/12/17	4,000	4,001
1.24%, 10/24/17	4,000	4,000
Sumitomo Mitsui Banking Corp.
1.37%, 7/6/17	3,000	3,001
Svenska Handelsbanken AB
1.22%, 4/27/17	5,000	5,003
Toronto Dominion Bank
1.34%, 4/20/17	5,000	5,004
		68,029
Total Floating Rate Notes (Cost $70,010)		70,029

Repurchase Agreements (34.4%)
ABN Amro Securities LLC, (0.76%, dated 1/31/17, due 2/1/17; proceeds $1,000; fully collateralized by various Corporate Bonds, 1.00% - 6.25% due 11/15/17 - 4/1/45; valued at $1,050)	1,000	1,000
Bank of Montreal, (0.76%, dated 1/31/17, due 2/1/17; proceeds $1,000; fully collateralized by various Corporate Bonds, 1.88% - 1.95% due 5/21/20 - 6/3/21; valued at $1,050)	1,000	1,000
Citigroup Global Markets, Inc., (0.81%, dated 1/31/17, due 2/1/17; proceeds $12,000; fully collateralized by various Common Stocks; valued at $12,600)	12,000	12,000
Credit Suisse Securities USA, (0.71%, dated 1/31/17, due 2/1/17; proceeds $5,000; fully collateralized by a Money Market Security, 0.00% due 2/27/17; valued at $5,252)	5,000	5,000
HSBC Securities USA, Inc., (0.86%, dated 1/31/17, due 2/1/17; proceeds $5,000; fully collateralized by various Corporate Bonds, 8.88% - 10.13% due 8/1/24 - 11/15/24; valued at $5,300)	5,000	5,000
ING Financial Markets LLC, (0.76%, dated 1/31/17, due 2/1/17; proceeds $12,000; fully collateralized by various Corporate Bonds, 2.60% - 6.45% due 4/15/22 - 11/15/45; valued at $12,603)	12,000	12,000
ING Financial Markets LLC, (0.82%, dated 1/27/17, due 2/3/17; proceeds $5,001; fully collateralized by a Corporate Bond, 6.45% due 9/15/37; valued at $5,256)	5,000	5,000
JP Morgan Securities LLC, (0.94%, dated 1/5/17, due 2/6/17; proceeds $15,013; fully collateralized by various Corporate Bonds, 0.00% due 4/1/17 - 9/1/39 (c); valued at $15,912)	15,000	14,998
Merrill Lynch Pierce Fenner & Smith, (1.15%, dated 1/4/17, due 4/13/17; proceeds $5,016; fully collateralized by various Common Stocks, various Convertible Bonds, 1.38% - 5.50% due 3/15/18 - 8/1/39 and a Corporate Bond, 4.88% (c); valued at $5,581) (Demand 3/7/17)	5,000	5,000
Mizuho Securities USA, Inc., (0.76%, dated 1/31/17, due 2/1/17; proceeds $2,000; fully collateralized by various Common Stocks; valued at $2,100)	2,000	2,000
RBC Capital Markets LLC, (1.13%, dated 1/26/17, due 4/26/17; proceeds $10,028; fully collateralized by various Corporate Bonds, 1.50% - 8.35% due 12/15/17 - 7/15/46; valued at $10,500) (Demand 2/7/17)	10,000	10,000

Scotia Capital USA, Inc., (0.86%, dated 1/31/17, due 2/1/17; proceeds $14,000; fully collateralized by various Corporate Bonds, 4.75% - 9.10% due 5/15/17 - 6/15/20; valued at $14,812)	14,000	14,000
SG Americas Securities, (0.88%, dated 1/31/17, due 2/1/17; proceeds $15,000; fully collateralized by various Corporate Bonds, 0.00% - 11.00% due 10/7/19 - 12/29/49 (c); valued at $15,802)	15,000	15,000
Wells Fargo Securities LLC, (Interest in $1,100,000 joint repurchase agreement, 0.55% dated 1/31/17 under which Wells Fargo Securities LLC, will repurchase the securities provided as collateral for $1,100,017 on 2/1/17. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government agency securities with various maturities to 2/1/47; valued at $1,133,090)	7,000	7,000
Wells Fargo Securities LLC, (0.81%, dated 1/31/17, due 2/1/17; proceeds $5,000; fully collateralized by various Common Stocks; valued at $5,250)	5,000	5,000
Wells Fargo Securities LLC, (1.29%, dated 1/25/17, due 4/25/17; proceeds $10,032; fully collateralized by various Corporate Bonds, 4.50% - 9.00% due 3/1/20 - 9/30/26 (c); valued at $10,600)	10,000	10,000
Total Repurchase Agreements (Cost $124,000)		123,998

Time Deposits (19.2%)
International Banks (19.2%)
Canadian Imperial Bank of Commerce
0.55%, 2/1/17	7,000	7,000
Credit Agricole CIB (Grand Cayman)
0.56%, 2/1/17	17,000	17,000
DNB Bank ASA (New York Branch)
0.56%, 2/1/17	15,000	15,000
Natixis (Grand Cayman)
0.56%, 2/1/17	13,000	13,000
Skandinaviska Enskilda Banken AB
0.56%, 2/1/17	17,000	17,000
Total Time Deposits (Cost $69,000)		69,000
Total Investments (99.7%) (Cost $359,057) (d)(e)		359,113
Other Assets in Excess of Liabilities (0.3%)		922
Net Assets (100.0%)		$360,035

(a)	The rates shown are the effective yields at the date of purchase.
(b)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(c)

Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of January 31, 2017.

(d)

The Portfolio is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended January 31, 2017, the Portfolio did not engage in any cross-trade transactions.

(e)

At January 31, 2017, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $60,000 and the aggregate gross unrealized depreciation is approximately $4,000 resulting in net unrealized appreciation of approximately $56,000.

Portfolio Composition

Classification	Percentage of Total Investments
Repurchase Agreements	34.5%
Floating Rate Notes	19.5
Time Deposits	19.2
Commercial Paper	14.9
Certificates of Deposit	11.9
Total Investments	100.0%

Prime Portfolio

Portfolio of Investments

First Quarter Report

January 31, 2017 (unaudited)

	Face Amount (000)	Value (000)
Certificates of Deposit (7.5%)
Domestic Bank (1.1%)
Citibank NA
1.25%, 6/12/17	$20,000	$20,004

International Banks (6.4%)
Bank of Montreal
1.08%, 4/4/17	17,000	17,011
DZ Bank AG
1.20%, 4/24/17	4,000	4,001
Oversea-Chinese Banking Corp.
1.10%, 4/10/17	40,000	40,016
Toronto Dominion Bank,
1.08%, 4/10/17	30,000	30,014
1.24%, 6/16/17	7,000	7,005
1.27%, 6/1/17	20,000	20,016
		118,063
Total Certificates of Deposit (Cost $138,004)		138,067

Commercial Paper (a) (15.0%)
International Banks (15.0%)
Banque et Caisse Epargne
1.02%, 4/3/17	20,000	19,975
BPCE SA
1.20%, 5/4/17	20,000	19,946
Commonwealth Bank of Australia
1.11%, 4/18/17	11,400	11,380
DBS Bank Ltd.,
1.05%, 4/5/17 (b)	40,000	39,946
1.10%, 4/11/17	25,000	24,961
Erste Abwicklungsanstalt,
1.13%, 5/26/17	35,000	34,889
1.14%, 4/24/17 (b)	16,000	15,969
KFW
0.98%, 3/24/17	30,000	29,969
Suncorp-Metway Ltd.,
1.26%, 6/13/17 (b)	11,000	10,946
1.36%, 7/18/17	13,000	12,916
1.37%, 7/19/17 – 7/24/17	29,000	28,807
United Overseas Bank Ltd.
1.05%, 4/6/17	25,000	24,966
Total Commercial Paper (Cost $274,578)		274,670

Floating Rate Notes (23.4%)
Domestic Bank (1.1%)
JP Morgan Securities LLC
1.23%, 11/1/17 (b)	20,000	20,000

International Banks (22.3%)
ANZ New Zealand International Ltd.
1.21%, 7/14/17 (b)	15,000	15,005
ASB Finance Ltd. London
1.21%, 7/17/17 (b)	20,000	20,004

Bank of Nova Scotia
1.32%, 5/12/17	11,000	11,013
Canadian Imperial Bank of Commerce
1.34%, 3/14/17	40,000	40,026
Credit Suisse AG
1.47%, 7/10/17	15,000	15,003
DZ Bank AG
1.16%, 7/11/17 (b)	20,000	20,002
Mizuho Bank Ltd.
1.38%, 7/13/17	28,000	28,006
National Australia Bank Ltd.,
1.15%, 9/5/17 (b)	8,000	7,998
1.33%, 4/10/17	30,000	30,026
Nordea Bank Finland PLC
1.44%, 4/21/17	20,000	20,023
Rabobank Nederland NY
1.23%, 2/28/17	40,000	40,015
Royal Bank of Canada,
1.15%, 6/12/17	21,000	21,004
1.24%, 10/24/17	19,000	19,000
Sumitomo Mitsui Banking Corp.
1.37%, 7/6/17	17,000	17,006
Svenska Handelsbanken AB
1.22%, 4/27/17	45,000	45,029
Swedbank AB
1.36%, 2/16/17	40,000	40,012
Toronto Dominion Bank
1.34%, 4/20/17	20,000	20,018
		409,190
Total Floating Rate Notes (Cost $429,080)		429,190

Repurchase Agreements (37.1%)
ABN Amro Securities LLC, (0.76%, dated 1/31/17, due 2/1/17; proceeds $52,001; fully collateralized by various Corporate Bonds, 0.88% - 10.38% due 4/1/17 - 2/15/47 and a U.S. Government agency, 4.00% due 1/20/42; valued at $54,468)	52,000	52,000
Bank of Montreal, (0.76%, dated 1/31/17, due 2/1/17; proceeds $20,000; fully collateralized by a Corporate Bond , 1.45% due 3/21/18; valued at $21,010)	20,000	20,000
Citigroup Global Markets, Inc., (0.81%, dated 1/31/17, due 2/1/17; proceeds $33,001; fully collateralized by various Common Stocks; valued at $34,650)	33,000	33,000
Credit Suisse Securities USA, (0.71%, dated 1/31/17, due 2/1/17; proceeds $25,000; fully collateralized by a Corporate Bond, 1.68% due 8/25/17 and Money Market Securities, 0.00% due 2/1/17 - 4/3/17; valued at $26,252)	25,000	25,000
HSBC Securities USA, Inc., (0.86%, dated 1/31/17, due 2/1/17; proceeds $72,002; fully collateralized by various Corporate Bonds, 2.00% - 11.63% due 11/1/18 - 6/26/42; valued at $76,321)	72,000	72,000
ING Financial Markets LLC, (0.76%, dated 1/31/17, due 2/1/17; proceeds $59,001; fully collateralized by various Corporate Bonds, 1.97% - 6.70% due 2/15/19 - 3/9/48; valued at $61,956)	59,000	59,000
ING Financial Markets LLC, (0.82%, dated 1/27/17, due 2/3/17; proceeds $15,002; fully collateralized by various Corporate Bonds, 3.22% - 5.95% due 6/15/21 - 11/1/39; valued at $15,754)	15,000	15,000
JP Morgan Securities LLC, (0.94%, dated 1/5/17, due 2/6/17; proceeds $45,038; fully collateralized by various Corporate Bonds, 0.00% due 3/1/17 - 3/15/55; valued at $47,734)	45,000	44,995

Merrill Lynch Pierce Fenner & Smith, (1.15%, dated 1/4/17, due 4/13/17; proceeds $35,111; fully collateralized by various Common Stocks, a Convertible Bond, 3.25% due 8/1/39 and a Corporate Bond, 0.00% (c); valued at $36,854) (Demand 3/7/17)	35,000	35,000
Mizuho Securities USA, Inc., (0.76%, dated 1/31/17, due 2/1/17; proceeds $59,001; fully collateralized by various Common Stocks and various Preferred Stocks; valued at $61,950)	59,000	59,000
RBC Capital Markets LLC, (1.13%, dated 1/26/17, due 4/26/17; proceeds $35,099; fully collateralized by various Corporate Bonds, 1.40% - 6.88% due 8/15/17 - 5/15/38; valued at $36,750) (Demand 2/7/17)	35,000	35,000
Scotia Capital USA, Inc., (0.86%, dated 1/31/17, due 2/1/17; proceeds $79,002; fully collateralized by various Corporate Bonds, 4.25% - 9.10% due 3/15/17 - 9/15/24; valued at $83,763)	79,000	79,000
SG Americas Securities, (0.88%, dated 1/31/17, due 2/1/17; proceeds $84,002; fully collateralized by various Corporate Bonds, 1.60% - 11.00% due 6/15/17 - 12/15/46; valued at $88,916)	84,000	84,000
Wells Fargo Securities LLC, (Interest in $1,100,000 joint repurchase agreement, 0.55% dated 1/31/17 under which Wells Fargo Securities LLC, will repurchase the securities provided as collateral for $1,100,017 on 2/1/17. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government agency securities with various maturities to 2/1/47; valued at $1,133,090)	3,000	3,000
Wells Fargo Securities LLC, (0.81%, dated 1/31/17, due 2/1/17; proceeds $35,001; fully collateralized by various Common Stocks and various Preferred Stocks; valued at $36,750)	35,000	35,000
Wells Fargo Securities LLC, (1.29%, dated 1/25/17, due 4/25/17; proceeds $30,097; fully collateralized by various Corporate Bonds, 3.63% - 8.38% due 10/15/17 - 2/15/67; valued at $31,811)	30,000	30,000
Total Repurchase Agreements (Cost $681,000)		680,995

Time Deposits (17.0%)
International Banks (17.0%)
Canadian Imperial Bank of Commerce
0.55%, 2/1/17	51,000	51,000
Credit Agricole CIB (Grand Cayman)
0.56%, 2/1/17	90,000	90,000
DNB Bank ASA (New York Branch)
0.56%, 2/1/17	15,000	15,000
Natixis (Grand Cayman)
0.56%, 2/1/17	64,000	64,000
Skandinaviska Enskilda Banken AB
0.56%, 2/1/17	91,000	91,000
Total Time Deposits (Cost $311,000)		311,000
Total Investments (100.0%) (Cost $1,833,662) (d)(e)		1,833,922
Other Assets in Excess of Liabilities (0.0%) (f)		271
Net Assets (100.0%)		$1,834,193

(a)	The rates shown are the effective yields at the date of purchase.
(b)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(c)

Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of January 31, 2017.

(d)

The Portfolio is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended January 31, 2017, the Portfolio did not engage in any cross-trade transactions.

(e)

At January 31, 2017, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $279,000 and the aggregate gross unrealized depreciation is approximately $19,000 resulting in net unrealized appreciation of approximately $260,000.

(f)	Amount is less than 0.05%.

Portfolio Composition

Classification	Percentage of Total Investments
Repurchase Agreements	37.1%
Floating Rate Notes	23.4
Time Deposits	17.0
Commercial Paper	15.0
Certificates of Deposit	7.5
Total Investments	100.0%

Government Portfolio

Portfolio of Investments

First Quarter Report

January 31, 2017 (unaudited)

	Face Amount (000)	Value (000)
Repurchase Agreements (47.5%)
ABN Amro Securities LLC, (Interest in $1,000,000 joint repurchase agreement, 0.56% dated 1/31/17 under which ABN Amro Securities LLC, will repurchase the securities provided as collateral for $1,000,016 on 2/1/17. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government obligations with various maturities to 8/15/46; valued at $1,019,589)	$300,000	$300,000
ABN Amro Securities LLC, (Interest in $1,200,000 joint repurchase agreement, 0.58% dated 1/31/17 under which ABN Amro Securities LLC, will repurchase the securities provided as collateral for $1,200,019 on 2/1/17. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government agency securities and a U.S. Government obligation with various maturities to 1/20/47; valued at $1,235,613)	946,000	946,000
Bank of America, (0.55%, dated 1/31/17, due 2/1/17; proceeds $250,004; fully collateralized by a U.S. Government agency security, 3.50% due 7/1/45; valued at $257,734)	250,000	250,000
Bank of Montreal, (0.50%, dated 1/31/17, due 2/1/17; proceeds $160,002; fully collateralized by various U.S. Government obligations, 0.38% - 1.63% due 8/15/22 - 5/15/26; valued at $163,046)	160,000	160,000
Bank of Montreal, (0.50%, dated 1/31/17, due 2/1/17; proceeds $190,003; fully collateralized by a U.S. Government obligation, 1.63% due 8/15/22; valued at $193,470)	190,000	190,000
Bank of Montreal, (0.53%, dated 1/31/17, due 2/1/17; proceeds $100,001; fully collateralized by various U.S. Government obligations, 0.13% - 4.25% due 11/15/17 - 7/15/26; valued at $101,977)	100,000	100,000
Bank of Montreal, (0.53%, dated 1/31/17, due 2/1/17; proceeds $100,001; fully collateralized by various U.S. Government obligations, 0.00% - 9.00% due 2/2/17 - 5/15/46; valued at $102,019)	100,000	100,000
Bank of Montreal, (0.54%, dated 1/31/17, due 2/1/17; proceeds $100,002; fully collateralized by various U.S. Government agency securities, 1.40% - 1.51% due 3/1/23 - 1/1/26; valued at $103,001)	100,000	100,000
Bank of Montreal, (0.54%, dated 1/31/17, due 2/1/17; proceeds $150,002; fully collateralized by various U.S. Government agency securities, 3.00% - 4.00% due 1/1/27 - 1/1/47 and U.S. Government obligations, 0.00% - 7.88% due 2/28/17 - 11/15/46; valued at $154,510)	150,000	150,000
Bank of Montreal, (0.54%, dated 1/31/17, due 2/1/17; proceeds $200,003; fully collateralized by various U.S. Government agency securities, 0.00% - 6.25% due 2/22/17 - 7/15/37 and U.S. Government obligations, 0.00% - 2.00% due 8/31/17 - 8/31/22; valued at $203,931)	200,000	200,000
Bank of Montreal, (0.55%, dated 12/14/16, due 2/21/17; proceeds $340,358; fully collateralized by various U.S. Government obligations, 0.63% - 2.75% due 2/15/17 - 8/15/42; valued at $346,390) (Demand 2/7/17)	340,000	340,000
Bank of Nova Scotia, (0.54%, dated 1/31/17, due 2/1/17; proceeds $100,002; fully collateralized by various U.S. Government obligations, 0.00% - 3.38% due 5/25/17 - 5/15/44; valued at $101,979)	100,000	100,000
Bank of Nova Scotia, (0.55%, dated 1/31/17, due 2/1/17; proceeds $100,002; fully collateralized by various U.S. Government agency securities, 2.00% - 6.00% due 5/1/25 - 8/1/46; valued at $102,977)	100,000	100,000
Bank of Nova Scotia, (0.58%, dated 1/5/17, due 7/6/17; proceeds $842,444; fully collateralized by various U.S. Government agency securities, 0.00% - 6.50% due 3/1/17 - 1/1/47; valued at $865,146) (Demand 2/6/17)	840,000	840,000

Bank of Nova Scotia, (0.58%, dated 11/28/16, due 2/27/17; proceeds $455,662; fully collateralized by various U.S. Government agency securities, 2.00% - 6.50% due 4/1/26 - 1/1/47; valued at $468,587) (Demand 2/7/17)	455,000	455,000
Bank of Nova Scotia, (0.58%, dated 1/17/17, due 7/17/17; proceeds $501,457; fully collateralized by various U.S. Government agency securities, 2.00% - 6.50% due 10/1/26 - 1/1/47; valued at $514,952) (Demand 2/7/17)	500,000	500,000
Bank of Nova Scotia, (0.58%, dated 1/30/17, due 7/31/17; proceeds $376,100; fully collateralized by various U.S. Government agency securities, 0.75% - 7.00% due 8/28/17 - 2/1/47; valued at $386,079)	375,000	375,000
Bank of Nova Scotia, (0.61%, dated 9/22/16, due 9/21/17; proceeds $855,200; fully collateralized by various U.S. Government agency securities, 0.63% - 6.50% due 8/28/17 - 1/20/47; valued at $874,873) (Demand 2/7/17)	850,000	850,000
Barclays Capital, Inc., (0.54%, dated 1/31/17, due 2/1/17; proceeds $150,002; fully collateralized by various U.S. Government obligations, 0.00% - 8.88% due 2/9/17 - 11/15/45; valued at $153,051)	150,000	150,000
BNP Paribas Securities Corp., (Interest in $2,550,000 joint repurchase agreement, 0.54% dated 1/31/17 under which BNP Paribas Securities Corp., will repurchase the securities provided as collateral for $2,550,038 on 2/1/17. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government obligations with various maturities to 8/15/46; valued at $2,600,901)	1,190,000	1,190,000
BNP Paribas Securities Corp., (Interest in $450,000 joint repurchase agreement, 0.56% dated 1/31/17 under which BNP Paribas Securities Corp., will repurchase the securities provided as collateral for $450,007 on 2/1/17. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government agency securities and U.S. Government obligations with various maturities to 1/1/47; valued at $463,422)	448,000	448,000
Citibank NA, (0.55%, dated 1/25/17, due 2/1/17; proceeds $500,053; fully collateralized by various U.S. Government agency securities, 0.75% - 11.50% due 3/20/17 - 9/15/65 and U.S. Government obligations, 0.00% - 8.88% due 2/15/17 - 11/15/42; valued at $511,333)	500,000	500,000
Citigroup Global Markets, Inc., (0.53%, dated 1/25/17, due 2/1/17; proceeds $400,041; fully collateralized by various U.S. Government obligations, 2.00% - 2.38% due 11/30/22 - 8/15/24; valued at $408,331)	400,000	400,000
Credit Agricole Corp., (Interest in $1,500,000 joint repurchase agreement, 0.54% dated 1/31/17 under which Credit Agricole Corp.,will repurchase the securities provided as collateral for $1,500,023 on 2/1/17. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government obligations with various maturities to 8/15/25; valued at $1,530,088)	500,000	500,000
Credit Agricole Corp., (Interest in $1,600,000 joint repurchase agreement, 0.55% dated 1/31/17 under which Credit Agricole Corp., will repurchase the securities provided as collateral for $1,600,024 on 2/1/17. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government agency securities with various maturities to 2/15/57; valued at $1,647,904)	1,584,000	1,584,000
Credit Agricole Corp., (0.55%, dated 1/31/17, due 2/7/17; proceeds $250,027; fully collateralized by various U.S. Government obligations, 0.75% - 1.38% due 2/28/18 - 5/31/20; valued at $255,245)	250,000	250,000

ING Financial Markets LLC, (0.54%, dated 1/31/17, due 2/1/17; proceeds $300,005; fully collateralized by various U.S. Government agency securities, 1.83% - 3.35% due 5/1/20 - 7/1/46; valued at $309,000)	300,000	300,000
ING Financial Markets LLC, (0.54%, dated 1/31/17, due 2/1/17; proceeds $300,005; fully collateralized by various U.S. Government agency securities, 2.40% - 4.16% due 10/1/33 - 8/1/45; valued at $309,002)	300,000	300,000
ING Financial Markets LLC, (0.55%, dated 1/31/17, due 2/1/17; proceeds $1,005,145; fully collateralized by various U.S. Government obligations, 0.63% - 3.50% due 2/15/17 - 2/15/46; valued at $1,025,548)	1,005,130	1,005,130
ING Financial Markets LLC, (0.59%, dated 12/16/16, due 3/17/17; proceeds $100,149; fully collateralized by various U.S. Government agency securities, 3.50% - 4.00% due 3/1/26 - 7/1/46; valued at $103,001)	100,000	100,000
ING Financial Markets LLC, (0.59%, dated 1/13/17, due 4/21/17; proceeds $145,233; fully collateralized by various U.S. Government agency securities, 3.50% - 4.00% due 6/1/26 - 1/1/47; valued at $149,351)	145,000	145,000
ING Financial Markets LLC, (0.78%, dated 1/24/17, due 7/24/17; proceeds $225,882; fully collateralized by various U.S. Government agency securities, 2.34% - 4.00% due 6/1/25 - 1/1/47; valued at $231,752)	225,000	225,000
ING Financial Markets LLC, (0.78%, dated 1/30/17, due 7/24/17; proceeds $50,190; fully collateralized by various U.S. Government agency securities, 3.00% - 4.00% due 3/1/26 - 1/1/30; valued at $51,502)	50,000	50,000
Merrill Lynch Pierce Fenner & Smith, (0.55%, dated 1/31/17, due 2/1/17; proceeds $294,379; fully collateralized by a U.S. Government obligation, 1.25% due 12/31/18; valued at $300,240)	294,375	294,375
Merrill Lynch Pierce Fenner & Smith, (Interest in $400,000 joint repurchase agreement, 0.55% dated 1/31/17 under which Merrill Lynch Pierce Fenner & Smith, will repurchase the securities provided as collateral for $400,006 on 2/1/17. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government agency securities with various maturities to 12/20/66; valued at $411,936)	398,000	398,000
Merrill Lynch Pierce Fenner & Smith, (0.60%, dated 12/15/16, due 3/16/17; proceeds $500,758; fully collateralized by various U.S. Government agency securities, 4.00% - 4.50% due 5/20/42 - 9/20/44; valued at $514,927) (Demand 2/7/17)	500,000	500,000
Natixis, (Interest in $2,250,000 joint repurchase agreement, 0.54% dated 1/31/17 under which Natixis, will repurchase the securities provided as collateral for $2,250,034 on 2/1/17. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government obligations with various maturities to 5/15/46; valued at $2,294,378)	250,000	250,000
Natixis, (Interest in $1,500,000 joint repurchase agreement, 0.55% dated 1/31/17 under which Natixis, will repurchase the securities provided as collateral for $1,500,023 on 2/1/17. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government agency securities and U.S. Government obligations with various maturities to 11/1/47; valued at $1,544,274)	1,498,000	1,498,000
Natixis, (0.58%, dated 1/10/17, due 4/10/17; proceeds $50,073; fully collateralized by a U.S. Government agency security, 2.76% due 7/1/40 and U.S. Government obligations, 0.13% - 1.88% due 4/15/18 - 6/30/23; valued at $51,456)	50,000	50,000

Nomura Securities, (0.55%, dated 1/31/17, due 2/1/17; proceeds $387,006; fully collateralized by various U.S. Government obligations, 0.00% - 3.13% due 3/2/17 - 11/15/25; valued at $394,718)	387,000	387,000
Nomura Securities, (0.57%, dated 1/31/17, due 2/1/17; proceeds $2,320,037; fully collateralized by various U.S. Government agency securities, 2.97% - 3.00% due 9/1/27 - 1/1/47 and U.S. Government obligations, 0.00% - 2.25% due 2/15/17 - 8/15/46; valued at $2,367,570)	2,320,000	2,320,000
Prudential Insurance Company of America, (0.56%, dated 1/31/17, due 2/1/17; proceeds $238,442; fully collateralized by a U.S. Government obligation, 2.88% due 8/15/45; valued at $243,200)	238,438	238,438
Prudential Legacy Insurance Company of New Jersey, (0.56%, dated 1/31/17, due 2/1/17; proceeds $320,136; fully collateralized by various U.S. Government obligations, 0.01% - 4.25% due 5/15/27 - 11/15/40; valued at $326,824)	320,131	320,131
RBC Capital Markets LLC, (0.57%, dated 1/5/17, due 4/5/17; proceeds $210,299; fully collateralized by various U.S. Government agency securities, 2.99% - 3.00% due 11/1/41 - 11/20/46; valued at $215,846) (Demand 2/7/17)	210,000	210,000
RBC Capital Markets LLC, (0.58%, dated 12/15/16, due 3/20/17; proceeds $801,224; fully collateralized by various U.S. Government agency securities, 2.50% - 6.39% due 1/15/18 - 12/20/64; valued at $823,608) (Demand 2/7/17)	800,000	800,000
RBC Capital Markets LLC, (0.58%, dated 12/15/16, due 3/21/17; proceeds $651,005; fully collateralized by various U.S. Government agency securities, 2.00% - 6.00% due 9/1/18 - 2/1/47; valued at $669,475) (Demand 2/7/17)	650,000	650,000
RBC Capital Markets LLC, (0.58%, dated 12/16/16, due 3/9/17; proceeds $360,481; fully collateralized by various U.S. Government agency securities, 2.12% - 6.00% due 11/1/25 - 1/1/47; valued at $370,905) (Demand 2/7/17)	360,000	360,000
RBC Capital Markets LLC, (0.58%, dated 12/16/16, due 3/10/17; proceeds $620,839; fully collateralized by various U.S. Government agency securities, 2.13% - 7.00% due 2/15/17 - 10/20/64; valued at $638,308) (Demand 2/7/17)	620,000	620,000
Societe Generale, (0.50%, dated 11/28/16, due 2/2/17; proceeds $100,092; fully collateralized by various U.S. Government obligations, 0.00% - 3.88% due 6/22/17 - 4/15/32; valued at $102,165)	100,000	100,000
Societe Generale, (0.55%, dated 1/31/17, due 2/1/17; proceeds $400,006; fully collateralized by various U.S. Government agency securities, 2.50% - 4.13% due 7/1/17 - 6/20/46 and U.S. Government obligations, 1.13% - 8.75% due 6/15/18 - 4/15/29; valued at $408,129)	400,000	400,000
Societe Generale, (0.60%, dated 1/24/17, due 4/24/17; proceeds $200,300; fully collateralized by various U.S. Government obligations, 0.00% - 4.75% due 6/22/17 - 8/15/45; valued at $203,975)	200,000	200,000
TD Securities USA LLC, (0.55%, dated 1/25/17, due 2/1/17; proceeds $125,013; fully collateralized by various U.S. Government agency securities, 3.50% - 4.50% due 12/20/43 - 11/1/46; valued at $128,662)	125,000	125,000
Wells Fargo Bank NA, (0.58%, dated 9/15/16, due 3/16/17; proceeds $150,440; fully collateralized by a U.S. Government obligation, 2.88% due 5/15/43; valued at $152,965)	150,000	150,000
Wells Fargo Bank NA, (0.60%, dated 9/8/16, due 3/10/17; proceeds $40,122; fully collateralized by a U.S. Government obligation, 2.25% due 11/15/24; valued at $40,796)	40,000	40,000
Wells Fargo Bank NA, (0.65%, dated 12/7/16, due 6/15/17; proceeds $120,412; fully collateralized by a U.S. Government obligation, 2.25% due 11/15/24; valued at $122,588)	120,000	120,000

Wells Fargo Securities LLC, (Interest in $1,100,000 joint repurchase agreement, 0.55% dated 1/31/17 under which Wells Fargo Securities LLC, will repurchase the securities provided as collateral for $1,100,017 on 2/1/17. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government agency securities with various maturities to 2/1/47; valued at $1,133,090)	1,090,000	1,090,000
Wells Fargo Securities LLC, (0.56%, dated 1/31/17, due 2/7/17; proceeds $215,023; fully collateralized by various U.S. Government agency securities, 1.74% - 5.50% due 1/1/23 - 2/1/47; valued at $221,397)	215,000	215,000
Wells Fargo Securities LLC, (0.58%, dated 1/13/17, due 4/13/17; proceeds $30,044; fully collateralized by a U.S. Government obligation, 0.13% due 4/15/18; valued at $30,611)	30,000	30,000
Wells Fargo Securities LLC, (0.59%, dated 12/16/16, due 3/17/17; proceeds $545,813; fully collateralized by various U.S. Government agency securities, 3.00% - 6.50% due 8/1/19 - 1/1/47; valued at $561,552)	545,000	545,000
Wells Fargo Securities LLC, (0.59%, dated 1/13/17, due 4/13/17; proceeds $696,025; fully collateralized by various U.S. Government agency securities, 3.00% - 6.00% due 12/1/22 - 1/1/47; valued at $715,325)	695,000	695,000
Wells Fargo Securities LLC, (0.62%, dated 12/13/16, due 3/16/17; proceeds $475,761; fully collateralized by various U.S. Government agency securities, 2.00% - 6.50% due 6/1/23 - 1/1/47; valued at $489,259)	475,000	475,000
Total Repurchase Agreements (Cost $26,284,074)		26,284,074

U.S. Agency Securities (36.5%)
Federal Farm Credit Bank,
0.71%, 7/18/17 (a)	32,355	32,249
0.76%, 4/20/18 (b)	98,000	97,994
0.77%, 11/22/17 (b)	175,000	175,000
0.78%, 7/24/17 (b)	175,000	175,009
0.79%, 2/20/18 (b)	56,000	56,000
0.80%, 5/15/17 — 7/5/18 (b)	684,000	683,990
0.81%, 5/29/18 (b)	180,000	180,000
0.82%, 3/24/17 — 8/10/17 (b)	71,000	71,001
0.89%, 8/29/18 (b)	140,000	140,000
0.90%, 12/4/17 (b)	200,000	200,000
Federal Home Loan Bank,
0.56%, 3/13/17 — 3/15/17 (a)	585,000	584,621
0.57%, 3/27/17 (a)	60,000	59,949
0.58%, 6/2/17 — 6/9/17 (a)	350,000	349,301
0.60%, 4/17/17 — 6/1/17 (a)	244,050	243,625
0.63%, 5/25/17 (b)	65,000	65,000
0.63%, 5/12/17 (a)	128,450	128,225
0.64%, 5/23/17 (b)	100,000	100,000
0.64%, 5/17/17 — 7/31/17 (a)	969,375	966,886
0.65%, 5/23/17 — 8/1/17 (a)	330,000	329,128
0.67%, 6/21/17 — 6/22/17 (b)	360,000	360,000
0.67%, 6/14/17 — 6/20/17 (a)	287,000	286,264
0.68%, 6/15/17 (a)	280,000	279,291
0.69%, 8/24/17 — 9/7/17 (b)	270,000	270,000
0.70%, 5/19/17 — 10/6/17 (b)	525,000	525,000
0.71%, 2/23/18 — 2/28/18 (b)	884,000	884,000
0.72%, 2/9/17 — 2/23/18 (b)	576,000	576,000
0.73%, 8/21/17 — 11/28/17 (b)	999,000	999,000
0.74%, 11/24/17 — 3/8/18 (b)	320,000	319,997
0.75%, 2/14/17 (b)	525,000	524,997

0.76%, 2/13/17 — 2/16/18 (b)	675,000	675,000
0.77%, 2/3/17 — 3/19/18 (b)	700,000	699,996
0.78%, 2/21/17 — 6/5/18 (b)	1,745,000	1,744,967
0.79%, 3/1/17 — 5/4/17 (b)	1,652,000	1,652,000
0.80%, 2/27/17 — 3/16/18 (b)	948,000	947,991
0.81%, 11/1/17 (b)	85,000	85,000
0.87%, 2/5/18 (b)	250,000	250,000
0.88%, 8/21/17 (b)	179,000	178,990
0.90%, 3/14/17 — 8/23/17 (b)	382,250	382,249
0.91%, 6/14/17 — 9/1/17 (b)	604,000	604,000
0.93%, 9/7/17 — 9/13/17 (b)	328,000	327,992
0.94%, 3/22/17 — 3/23/17 (b)	912,500	912,500
Federal Home Loan Mortgage Corporation,
0.78%, 4/20/17 (b)	247,600	247,592
0.82%, 4/27/17 (b)	335,000	334,984
0.91%, 7/21/17 — 12/21/17 (b)	600,000	599,981
0.97%, 3/8/18 (b)	95,000	95,000
0.98%, 1/8/18 (b)	225,000	225,000
Federal National Mortgage Association,
0.78%, 9/8/17 — 10/5/17 (b)	323,000	322,972
0.99%, 1/11/18 (b)	260,000	260,000
Total U.S. Agency Securities (Cost $20,208,741)		20,208,741

U.S. Treasury Securities (14.4%)
U.S. Treasury Bill	350,000	349,050
0.67%, 6/29/17 (c)
U.S. Treasury Notes,
0.50%, 3/31/17 — 7/31/17	975,000	974,539
0.56%, 3/31/17	475,000	475,335
0.63%, 5/31/17 — 8/31/17	2,246,000	2,245,138
0.75%, 6/30/17	350,000	350,130
0.88%, 4/30/17 — 8/15/17	830,000	830,614
1.88%, 8/31/17	1,156,000	1,163,628
2.38%, 7/31/17	673,000	678,490
2.50%, 6/30/17	501,000	504,748
2.75%, 5/31/17	185,000	186,273
3.25%, 3/31/17	200,000	200,855
Total U.S. Treasury Securities (Cost $7,958,800)		7,958,800
Total Investments (98.4%) (Cost $54,451,615) (d)(e)		54,451,615
Other Assets in Excess of Liabilities (1.6%)		898,233
Net Assets (100.0%)		$55,349,848

(a)	Purchased on a discount basis. The interest rates shown have been adjusted to reflect a money market equivalent yield.
(b)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on January 31, 2017.
(c)	Rate shown is the yield to maturity at January 31, 2017.
(d)

The Portfolio is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended January 31, 2017, the Portfolio did not engage in any cross-trade transactions.

(e)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Portfolio Composition

Classification	Percentage of Total Investments
Repurchase Agreements	48.3%
U.S. Agency Securities	37.1
U.S. Treasury Securities	14.6
Total Investments	100.0%

Government Securities Portfolio

Portfolio of Investments

First Quarter Report

January 31, 2017 (unaudited)

	Face
	Amount	Value
	(000)	(000)
Repurchase Agreement (36.0%)
Federal Reserve Bank of New York, (0.50%, dated 1/31/17, due 2/1/17; proceeds $8,480,118; fully collateralized by various U.S. Government obligations, 2.00% - 6.13% due 2/15/20 - 8/15/43; valued at $8,480,000) (Cost $8,480,000)	$8,480,000	$8,480,000
U.S. Agency Securities (47.3%)
Federal Farm Credit Bank,
0.50%, 2/7/17 — 3/8/17 (a)	28,000	27,994
0.57%, 5/4/17 — 6/27/17 (a)	38,980	63,844
0.61%, 5/11/17 (a)	25,000	24,958
0.68%, 2/7/18 (b)	200,000	200,000
0.71%, 7/18/17 (a)	15,000	14,951
0.72%, 11/20/17 (b)	75,000	75,000
0.76%, 4/4/17 — 9/25/17 (b)	36,275	36,276
0.77%, 11/22/17 (b)	165,000	165,000
0.79%, 2/20/18 (b)	23,000	23,000
0.80%, 4/26/17 — 7/6/18 (b)	290,000	290,064
0.81%, 8/4/17 (b)	2,000	1,999
0.82%, 4/17/17 — 8/29/17 (b)	58,750	58,773
0.83%, 2/27/17 (b)	62,000	62,010
0.84%, 2/8/18 (b)	100,000	99,999
0.89%, 8/29/18 (b)	125,000	125,000
0.93%, 7/20/17 (b)	50,000	50,053
Federal Home Loan Bank,
0.51%, 2/8/17 — 3/22/17 (a)	1,113,900	1,113,691
0.52%, 2/22/17 (a)	150,000	149,955
0.54%, 3/10/17 — 5/1/17 (a)	530,000	529,474
0.55%, 4/5/17 (a)	243,000	242,766
0.55%, 5/26/17 (a)(c)	425,000	424,260
0.56%, 3/15/17 (a)	60,000	59,961
0.60%, 6/1/17 (a)	70,000	69,860
0.62%, 5/15/17 (b)	250,000	250,000
0.63%, 5/25/17 (b)	125,000	125,000
0.63%, 5/30/17	50,000	50,006
0.63%, 5/12/17 (a)	50,000	49,913
0.63%, 7/25/17 (a)(c)	300,000	299,087
0.64%, 5/23/17 (b)	130,000	130,000
0.64%, 5/17/17 — 7/31/17 (a)	298,600	297,885
0.65%, 5/23/17 — 8/1/17 (a)	100,000	99,762
0.67%, 3/16/17 — 6/22/17 (b)	255,000	255,000
0.68%, 6/15/17 (a)	50,000	49,873
0.69%, 8/24/17 — 9/7/17 (b)	438,000	438,016
0.70%, 5/19/17 — 10/6/17 (b)	185,000	185,000
0.71%, 11/13/17 — 2/23/18 (b)	132,000	132,000
0.72%, 10/2/17 — 2/23/18 (b)	145,000	145,000
0.73%, 8/21/17 — 11/16/17 (b)	267,000	267,000
0.74%, 11/24/17 — 2/12/18 (b)	1,315,000	1,315,000
0.76%, 6/9/17 — 2/16/18 (b)	884,500	884,498
0.77%, 2/3/17 — 3/19/18 (b)	390,000	389,999
0.78%, 2/5/18 — 6/5/18 (b)	285,000	284,991
0.79%, 5/1/17 (b)	7,000	7,000
0.80%, 8/3/17 — 3/16/18(b)	175,000	174,995
0.82%, 11/17/17 (b)	250,000	250,000
0.84%, 12/7/17 (b)	30,000	30,032
0.85%, 8/9/17 (b)	23,325	23,358
0.87%, 2/22/17 — 2/5/18 (b)	126,100	126,116
0.88%, 3/10/17	38,100	38,114

0.96%, 10/27/17 (b)	84,800	84,865
Tennessee Valley Authority
0.51%, 2/7/17 (a)	830,000	829,929
Total U.S. Agency Securities (Cost $11,121,327)		11,121,327

U.S. Treasury Securities (16.7%)
U.S. Treasury Bills,
0.53%, 2/16/17 (d)	1,700,000	1,699,632
0.56%, 3/30/17 (d)	250,000	249,780
0.67%, 6/29/17 (d)	350,000	349,050
U.S. Treasury Notes,
0.58%, 4/30/17 (b)	40,000	40,011
0.50%, 3/31/17	150,000	149,987
0.63%, 5/31/17 — 8/31/17	567,421	567,308
0.88%, 4/15/17 — 6/15/17	55,000	55,037
1.88%, 8/31/17	265,000	266,770
2.38%, 7/31/17	50,000	50,407
2.50%, 6/30/17	90,000	90,671
2.75%, 5/31/17	210,000	211,500
3.25%, 3/31/17	190,000	190,813
Total U.S. Treasury Securities (Cost $3,920,966)		3,920,966
Total Investments (100.0%) (Cost $23,522,293) (e)(f)(g)		23,522,293
Other Assets in Excess of Liabilities (0.0%) (h)		7,933
Net Assets (100.0%)		$23,530,226

(a)	Purchased on a discount basis. The interest rates shown have been adjusted to reflect a money market equivalent yield.
(b)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on January 31, 2017.
(c)	All or a portion of the security is subject to delayed delivery.
(d)	Rate shown is the yield to maturity at January 31, 2017.
(e)	Securities are available for collateral in connection with securities purchased on a forward commitment basis.
(f)

The Portfolio is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended January 31, 2017, the Portfolio did not engage in any cross-trade transactions.

(g)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.
(h)	Amount is less than 0.05%.

Portfolio Composition

Classification	Percentage of Total Investments
U.S. Agency Securities	47.3%
Repurchase Agreement	36.0
U.S. Treasury Securities	16.7
Total Investments	100.0%

Treasury Portfolio

Portfolio of Investments

First Quarter Report

January 31, 2017 (unaudited)

	Face Amount (000)	Value (000)
Repurchase Agreements (53.4%)
ABN Amro Securities LLC, (Interest in $1,000,000 joint repurchase agreement, 0.56% dated 1/31/17 under which ABN Amro Securities LLC, will repurchase the securities provided as collateral for $1,000,016 on 2/1/17. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government obligations with various maturities to 8/15/46; valued at $1,019,589)	$700,000	$700,000
Bank of Montreal, (0.50%, dated 1/31/17, due 2/1/17; proceeds $150,002; fully collateralized by various U.S. Government obligations, 1.25% - 1.63% due 8/15/22 - 7/31/23; valued at $152,483)	150,000	150,000
Bank of Montreal, (0.53%, dated 1/31/17, due 2/1/17; proceeds $100,001; fully collateralized by various U.S. Government obligations, 1.00% - 3.88% due 11/30/17 - 5/15/45; valued at $101,990)	100,000	100,000
Bank of Montreal, (0.55%, dated 12/14/16, due 2/21/17; proceeds $100,105; fully collateralized by various U.S. Government obligations, 0.00% - 3.63% due 4/13/17 - 5/15/45; valued at $102,029) (Demand 2/7/17)	100,000	100,000
Bank of Nova Scotia, (0.58%, dated 9/22/16, due 9/21/17; proceeds $905,233; fully collateralized by various U.S. Government obligations, 0.88% - 3.88% due 12/31/17 - 5/15/46; valued at $917,712) (Demand 2/7/17)	900,000	900,000
Barclays Capital, Inc., (0.54%, dated 1/31/17, due 2/1/17; proceeds $250,004; fully collateralized by various U.S. Government obligations, 0.50% - 8.13% due 2/28/17 - 8/15/27; valued at $255,004)	250,000	250,000
BNP Paribas Securities Corp., (Interest in $2,550,000 joint repurchase agreement, 0.54% dated 1/31/17 under which BNP Paribas Securities Corp., will repurchase the securities provided as collateral for $2,550,038 on 2/1/17. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government obligations with various maturities to 8/15/46; valued at $2,600,901)	1,360,000	1,360,000
Citigroup Global Markets, Inc., (0.53%, dated 1/25/17, due 2/1/17; proceeds $50,005; fully collateralized by a U.S. Government obligation, 1.38% due 1/31/20; valued at $51,000)	50,000	50,000
Credit Agricole Corp., (Interest in $1,500,000 joint repurchase agreement, 0.54% dated 1/31/17 under which Credit Agricole Corp.,will repurchase the securities provided as collateral for $1,500,023 on 2/1/17. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government obligations with various maturities to 8/15/25; valued at $1,530,088)	1,000,000	1,000,000
Credit Suisse Securities USA, (0.54%, dated 1/31/17, due 2/1/17; proceeds $20,000; fully collateralized by a U.S. Government obligation, 1.63% due 4/30/19; valued at $20,404)	20,000	20,000
HSBC Securities USA, Inc., (0.52%, dated 1/31/17, due 2/1/17; proceeds $250,004; fully collateralized by various U.S. Government obligations, 2.25% due 11/15/24 - 11/15/25; valued at $255,003)	250,000	250,000
Merrill Lynch Pierce Fenner & Smith, (0.55%, dated 1/31/17, due 2/1/17; proceeds $294,379; fully collateralized by a U.S. Government obligation, 0.01% due 12/31/18; valued at $300,240)	294,375	294,375
Natixis, (Interest in $2,250,000 joint repurchase agreement, 0.54% dated 1/31/17 under which Natixis, will repurchase the securities provided as collateral for $2,250,034 on 2/1/17. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government obligations with various maturities to 5/15/46; valued at $2,294,378)	2,000,000	2,000,000

Natixis, (0.55%, dated 1/10/17, due 4/10/17; proceeds $100,138; fully collateralized by various U.S. Government obligations, 0.38% - 7.63% due 10/31/18 - 8/15/40; valued at $102,010)	100,000	100,000
Nomura Securities, (0.55%, dated 1/31/17, due 2/1/17; proceeds $452,007; fully collateralized by various U.S. Government obligations, 0.00% - 6.88% due 3/31/17 - 8/15/25; valued at $461,017)	452,000	452,000
Prudential Insurance Company of America, (0.56%, dated 1/31/17, due 2/1/17; proceeds $149,627; fully collateralized by a U.S. Government obligation, 0.01% due 8/15/43; valued at $152,880)	149,625	149,625
Prudential Legacy Insurance Company of New Jersey, (0.56%, dated 1/31/17, due 2/1/17; proceeds $310,818; fully collateralized by various U.S. Government obligations, 0.01% due 2/15/22 - 2/15/44; valued at $316,795)	310,813	310,813
Societe Generale, (0.50%, dated 11/28/16, due 2/2/17; proceeds $100,092; fully collateralized by various U.S. Government obligations, 0.00% - 8.88% due 5/15/17 - 5/15/38; valued at $101,998)	100,000	100,000
Societe Generale, (0.55%, dated 1/4/17, due 4/3/17; proceeds $500,680; fully collateralized by various U.S. Government obligations, 0.00% - 8.88% due 2/15/17 - 11/15/46; valued at $510,112) (Demand 2/7/17)	500,000	500,000
TD Securities USA LLC, (0.54%, dated 1/25/17, due 2/1/17; proceeds $125,013; fully collateralized by various U.S. Government obligations, 2.00% - 3.63% due 11/15/26 - 11/15/45; valued at $127,492)	125,000	125,000
Wells Fargo Bank NA, (0.60%, dated 9/8/16, due 3/10/17; proceeds $40,122; fully collateralized by a U.S. Government obligation, 2.25% due 11/15/24; valued at $40,796)	40,000	40,000
Wells Fargo Bank NA, (0.60%, dated 1/4/17, due 5/16/17; proceeds $175,385; fully collateralized by a U.S. Government obligation, 2.88% due 5/15/43; valued at $178,126)	175,000	175,000
Wells Fargo Bank NA, (0.62%, dated 1/4/17, due 6/16/17; proceeds $225,632; fully collateralized by a U.S. Government obligation, 3.38% due 5/15/44; valued at $229,549)	225,000	225,000
Wells Fargo Securities LLC, (Interest in $250,000 joint repurchase agreement, 0.54% dated 1/31/17 under which Wells Fargo Securities LLC, will repurchase the securities provided as collateral for $250,004 on 2/1/17. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government obligations with various maturities to 5/15/46; valued at $255,092)	250,000	250,000
Wells Fargo Securities LLC, (0.58%, dated 1/13/17, due 4/13/17; proceeds $250,363; fully collateralized by various U.S. Government obligations, 1.63% - 2.00% due 9/30/20 - 11/30/20; valued at $255,022)	250,000	250,000
Wells Fargo Securities LLC, (0.60%, dated 12/12/16, due 3/16/17; proceeds $100,157; fully collateralized by a U.S. Government obligation, 1.63% due 11/30/20; valued at $102,283)	100,000	100,000
Total Repurchase Agreements (Cost $9,951,813)		9,951,813

U.S. Treasury Securities (44.4%)
U.S. Treasury Bills,
0.66%, 6/22/17 (a)	190,000	189,520
0.67%, 6/29/17 (a)	200,000	199,457
U.S. Treasury Bond
8.75%, 5/15/17	95,000	97,187
U.S. Treasury Notes,
0.50%, 3/31/17 — 7/31/17	675,000	674,826
0.56%, 3/31/17	485,000	485,336
0.58%, 4/30/17 (b)	517,000	516,884
0.63%, 5/31/17 — 8/31/17	1,013,336	1,013,077
0.67%, 10/31/17 (b)	705,000	704,683

0.68%, 10/31/18 (b)	175,000	175,066
0.70%, 4/30/18 (b)	1,575,000	1,575,170
0.75%, 3/15/17 — 6/30/17	318,000	318,098
0.78%, 1/31/18 (b)	220,000	220,080
0.88%, 2/28/17 — 8/15/17	1,156,000	1,156,784
1.88%, 8/31/17	403,000	405,637
2.38%, 7/31/17	128,300	129,369
2.50%, 6/30/17	165,000	166,234
2.75%, 5/31/17	85,000	85,589
3.13%, 4/30/17	140,000	140,865
Total U.S. Treasury Securities (Cost $8,253,862)		8,253,862
Total Investments (97.8%) (Cost $18,205,675) (c)(d)		18,205,675
Other Assets in Excess of Liabilities (2.2%)		414,095
Net Assets (100.0%)		$18,619,770

(a)	Rate shown is the yield to maturity at January 31, 2017.
(b)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on January 31, 2017.
(c)

The Portfolio is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended January 31, 2017, the Portfolio did not engage in any cross-trade transactions.

(d)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Portfolio Composition

Classification	Percentage of Total Investments
Repurchase Agreements	54.7%
U.S. Treasury Securities	45.3
Total Investments	100.0%

Treasury Securities Portfolio

Portfolio of Investments

First Quarter Report

January 31, 2017 (unaudited)

	Face Amount (000)	Value (000)
U.S. Treasury Securities (119.4%)
U.S. Treasury Bills,
0.44%, 2/9/17 (a)	$130,000	$129,988
0.47%, 2/2/17(a)	3,685,000	3,684,954
0.49%, 2/23/17 (a)	1,060,000	1,059,689
0.50%, 3/2/17(a)(b)	3,470,000	3,468,679
0.51%, 3/23/17 (a)	340,000	339,764
0.52%, 5/4/17 (a)(b)	300,000	299,609
0.53%, 2/16/17 (a)	2,500,000	2,499,459
0.54%, 3/16/17 (a)	879,000	878,446
0.56%, 3/30/17 (a)	150,000	149,868
0.61%, 7/27/17 (a)	300,000	299,120
0.66%, 6/22/17 (a)	100,000	99,747
0.67%, 6/29/17 (a)	300,000	299,186
U.S. Treasury Bond
8.75%, 5/15/17	40,000	40,921
U.S. Treasury Notes,
0.50%, 2/28/17 — 7/31/17	1,005,000	1,004,849
0.55%, 3/31/17	613,000	613,438
0.58%, 4/30/17 — 7/31/17 (c)	1,080,000	1,080,170
0.63%, 5/31/17 — 8/31/17	1,360,504	1,360,447
0.67%, 10/31/17 (c)	534,000	533,757
0.68%, 7/31/18 — 10/31/18 (c)	510,000	510,285
0.70%, 4/30/18 (c)	925,000	925,434
0.75%, 3/15/17 — 6/30/17	245,000	245,060
0.78%, 1/31/18 (c)	372,000	372,297
0.88%, 2/28/17 — 8/15/17	1,292,000	1,292,751
1.88%, 8/31/17	289,000	290,892
2.38%, 7/31/17	203,067	204,770
2.50%, 6/30/17	165,000	166,234
2.75%, 5/31/17	212,323	213,805
3.00%, 2/28/17	350,000	350,649
3.13%, 4/30/17	290,000	291,799
3.25%, 3/31/17	215,000	215,927
Total Investments (119.4%) (Cost $22,921,994) (d)(e)(f)		22,921,994
Liabilities in Excess of Other Assets (-19.4%)		(3,729,379)
Net Assets (100.0%)		$19,192,615

(a)	Rate shown is the yield to maturity at January 31, 2017.
(b)	All or a portion of the security is subject to delayed delivery.
(c)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on January 31, 2017.
(d)	Securities are available for collateral in connection with securities purchased on a forward commitment basis.
(e)

The Portfolio is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended January 31, 2017, the Portfolio did not engage in any cross-trade transactions.

(f)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Portfolio Composition

Classification	Percentage of Total Investments
U.S. Treasury Securities	100.0%
Total Investments	100.0%

Tax-Exempt Portfolio

Portfolio of Investments

First Quarter Report

January 31, 2017 (unaudited)

	Face Amount (000)	Value (000)
Tax-Exempt Instruments (96.6%)
Weekly Variable Rate Bonds (67.8%)
California Statewide Communities Development Authority, Kaiser Permanente Ser 2009 C-2
0.65%, 4/1/46	$5,000	$5,000
Colorado Springs, CO,
Utilities System Sub Lien Ser 2005 A
0.68%, 11/1/35	4,700	4,700
Utilities System Sub Lien Ser 2009 C
0.65%, 11/1/28	1,630	1,630
District of Columbia, The Pew Charitable Trusts Ser 2008 A
0.65%, 4/1/38	4,800	4,800
Fairfax County Industrial Development Authority, VA, Inova Health System Foundation Ser 2005 C-2
0.67%, 5/15/26	2,600	2,600
Gainesville, FL,
Utilities System 2007 Ser A
0.68%, 10/1/36	2,700	2,700
Utilities System 2008 Ser B
0.66%, 10/1/38	2,400	2,400
Highlands County Health Facilities Authority, FL, Adventist Health System/Sunbelt Obligated Group Ser 2007 A-1
0.68%, 11/15/33	6,400	6,400
Houston, TX,
Combined Utility System First Lien Ser 2004 B-2
0.67%, 5/15/34	1,900	1,900
Combined Utility System First Lien Ser 2004 B-5
0.67%, 5/15/34	3,250	3,250
Massachusetts Water Resources Authority, Gen Ser 2008 F
0.64%, 8/1/29	2,000	2,000
Metropolitan Transportation Authority, NY, Transportation Ser 2012 G-2
0.63%, 11/1/32	2,400	2,400
New York City Municipal Water Finance Authority, NY, Second General Fiscal 2010 Ser CC
0.67%, 6/15/41	2,500	2,500
New York City Transitional Finance Authority, NY, Future Tax Fiscal 2010 Ser F Subser F-5
0.70%, 2/1/35	2,000	2,000
New York State Energy Research & Development Authority Facilities, Consolidated Edison Co. Ser 2005 Subser A-2
0.66%, 5/1/39	5,000	5,000
North Texas Tollway Authority, TX, Ser 2009 D
0.65%, 1/1/49	5,300	5,300
Rochester, MN, Health Care Facilities Mayo Clinic Ser 2008 A
0.62%, 11/15/38	2,800	2,800
Texas, Veterans Ser 2017
0.69%, 12/1/47	4,000	4,000
Triborough Bridge & Tunnel Authority, NY, Ser 2005 A
0.63%, 11/1/35	5,500	5,500
University of California Regents, Ser 2013 AL-4
0.61%, 5/15/48	3,900	3,900
University of Massachusetts Building Authority, Senior Ser 2011-1
0.64%, 11/1/34	5,850	5,850
University of Texas Regents, Financing System Ser 2008 B
0.61%, 8/1/39	4,200	4,200
Utah County, UT,
IHC Health Services, Inc. Window Ser 2014 B
0.65%, 5/15/49	2,850	2,850

IHC Health Services, Inc. Window Ser 2014 C
0.65%, 5/15/49	1,000	1,000
Washington Suburban Sanitary District, MD, 2015 Ser B-3 BANs
0.67%, 6/1/23	1,800	1,800
Wells Fargo Stage Trust, UT, Riverton IHC Health Services, Inc. Ser 2012 A Stage Trust Ser 2012-33C
0.71%, 5/15/39 (a)	1,830	1,830
		88,310
Daily Variable Rate Bonds (22.7%)
Gulf Coast Industrial Development Authority, TX, Exxon Mobil Project Ser 2012
0.60%, 11/1/41	1,000	1,000
Harris County Cultural Education Facilities Financing Corporation, TX, Methodist Hospital System Ser 2008 C-1
0.62%, 12/1/24	1,000	1,000
JP Morgan Chase & Co., MA, 2015 Ser C PUTTERs Ser 5005
0.67%, 6/1/18 (a)	2,100	2,100
JP Morgan Chase & Co., NY, Battery Park City Authority Junior Ser C PUTTERs Ser 5012
0.67%, 11/1/19 (a)	6,400	6,400
Metropolitan Transportation Authority, NY, Ser 2005 E Subser E-1
0.62%, 11/1/35	1,000	1,000
Mississippi Business Finance Corporation, Chevron USA Ser 2010 G
0.59%, 11/1/35	1,500	1,500
Nassau County Interim Finance Authority, NY, Sales Tax Ser 2008 D-1
0.68%, 11/15/17	4,100	4,100
New York City Municipal Water Finance Authority, NY, Water & Sewer System Fiscal 2015 Subser BB-1
0.63%, 6/15/49	2,600	2,600
New York City Transitional Finance Authority, NY, Future Tax Fiscal 2016 Ser A Subser A-4
0.63%, 8/1/41	3,900	3,900
New York City, NY,
Fiscal 2012 Subser G-6
0.65%, 4/1/42	1,000	1,000
Fiscal 2013 Ser F Subser F-3
0.63%, 3/1/42	5,000	5,000
		29,600
Commercial Paper (6.1%)
Harris County, TX, Notes Ser A-1
0.67%, 2/7/17	3,000	3,000
Houston, TX, Ser G-2
0.69%, 2/3/17	5,000	5,000
		8,000
Total Investments (96.6%) (Cost $125,910) (b)(c)		125,910
Other Assets in Excess of Liabilities (3.4%)		4,377
Net Assets (100.0%)		$130,287

(a)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(b)

The Portfolio is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended January 31, 2017, the Portfolio engaged in cross-trade purchases of $1,500,000, and sales of $1,200,000 which resulted in no net realized gains.

(c)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.
BANs	Bond Anticipation Notes.
PUTTERs	Puttable Tax-Exempt Receipts.

Portfolio Composition

Classification	Percentage of Total Investments
Weekly Variable Rate Bonds	70.1%
Daily Variable Rate Bonds	23.5
Commercial Paper	6.4
Total Investments	100.0%

Summary of Tax-Exempt Instruments by State/Territory

State/Territory	Value (000)	Percent of Net Assets
New York	$41,400	31.8%
Texas	28,650	21.9
Florida	11,500	8.8
Massachusetts	9,950	7.6
California	8,900	6.8
Colorado	6,330	4.9
Utah	5,680	4.4
District of Columbia	4,800	3.7
Minnesota	2,800	2.1
Virginia	2,600	2.0
Maryland	1,800	1.4
Mississippi	1,500	1.2
	$125,910	96.6%

Morgan Stanley Institutional Liquidity Funds

Notes to the Portfolio of Investments • January 31, 2017 (unaudited)

Security Valuation: (1) Government, Government Securities, Treasury and Treasury Securities: Portfolio securities are valued at amortized cost which approximates fair value, in accordance with Rule 2a-7 under the Act. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. (2) Money Market, Prime and Tax-Exempt: Portfolio securities are valued by an outside pricing service/vendor approved by the Fund’s Board of Trustees (the “Trustees”). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads, and/or other market data and specific security characteristics; (3) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the “Adviser”) determines that the price is not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures, established by and under the general supervision of the Trustees.

The Trustees have responsibility for determining in good faith the fair value of the investments, and the Trustees may appoint others, such as the Fund’s Adviser or a valuation committee, to assist the Trustees in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Trustees. Under procedures approved by the Trustees, the Fund’s Adviser has formed a Valuation Committee whose members are approved by the Trustees. The Valuation Committee provides administration and oversight of the Fund’s valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Fair Value Measurement: Financial Accounting Standards Board (“FASB”) Accounting Standards CodificationTM (“ASC”) 820, “Fair Value Measurement” (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 — unadjusted quoted prices in active markets for identical investments

• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments.  Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value each Portfolio’s investments as of January 31, 2017.

Money Market Portfolio

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Certificates of Deposit	$—	$42,721	$—	$42,721
Commercial Paper	—	53,365	—	53,365
Floating Rate Notes	—	70,029	—	70,029
Repurchase Agreements	—	123,998	—	123,998
Time Deposits	—	69,000	—	69,000
Total Assets	$—	$359,113	$—	$359,113

Prime Portfolio

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Certificates of Deposit	$—	$138,067	$—	$138,067
Commercial Paper	—	274,670	—	274,670
Floating Rate Notes	—	429,190	—	429,190
Repurchase Agreements	—	680,995	—	680,995
Time Deposits	—	311,000	—	311,000
Total Assets	$—	$1,833,922	$—	$1,833,922

Government Portfolio

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Repurchase Agreements	$—	$26,284,074	$—	$26,284,074
U.S. Agency Securities	—	20,208,741	—	20,208,741
U.S. Treasury Securities	—	7,958,800	—	7,958,800
Total Assets	$—	$54,451,615	$—	$54,451,615

Government Securities Portfolio

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Repurchase Agreement	$—	$8,480,000	$—	$8,480,000
U.S. Agency Securities	—	11,121,327	—	11,121,327
U.S. Treasury Securities	—	3,920,966	—	3,920,966
Total Assets	$—	$23,522,293	$—	$23,522,293

Treasury Portfolio

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Repurchase Agreements	$—	$9,951,813	$—	$9,951,813
U.S. Treasury Securities	—	8,253,862	—	8,253,862
Total Assets	$—	$18,205,675	$—	$18,205,675

Treasury Securities Portfolio

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
U.S. Treasury Securities	$—	$22,921,994	$—	$22,921,994
Total Assets	$—	$22,921,994	$—	$22,921,994

Tax-Exempt Portfolio

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Tax-Exempt Instruments
Weekly Variable Rate Bonds	$—	$88,310	$—	$88,310
Daily Variable Rate Bonds	—	29,600	—	29,600
Commercial Paper	—	8,000	—	8,000
Total Assets	$—	$125,910	$—	$125,910

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Portfolios recognize transfers between the levels as of the end of the period. As of January 31, 2017, the Portfolios did not have any investments transfer between investment levels.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Institutional Liquidity Funds

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
March 21, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
March 21, 2017

/s/ Francis Smith
Francis Smith
Principal Financial Officer
March 21, 2017